Business Combination (Details Narrative) - Successor [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Increase in goodwill	$ 3,200
Increase in current liabilities due to income tax return accrual	3,200
Other liabilities increased amount	1,100
Amount allocated to goodwill	$ 574,800